Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2010 Cost of revenue USD ($)	Dec. 31, 2010 Cost of revenue CNY	Dec. 31, 2009 Cost of revenue CNY	Dec. 31, 2008 Cost of revenue CNY	Dec. 31, 2010 Product development USD ($)	Dec. 31, 2010 Product development CNY	Dec. 31, 2009 Product development CNY	Dec. 31, 2008 Product development CNY	Dec. 31, 2010 Sales and marketing USD ($)	Dec. 31, 2010 Sales and marketing CNY	Dec. 31, 2009 Sales and marketing CNY	Dec. 31, 2008 Sales and marketing CNY	Dec. 31, 2010 General and administrative USD ($)	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2009 General and administrative CNY	Dec. 31, 2008 General and administrative CNY	Dec. 31, 2010 ADS USD ($)	Dec. 31, 2010 ADS CNY	Dec. 31, 2009 ADS CNY	Dec. 31, 2008 ADS CNY
Net revenues	$ 844,280,251	5,572,249,658	5,235,377,876	3,569,068,428
Cost of revenue	(326,294,153)	(2,153,541,413)	(1,477,626,160)	(1,020,470,247)
Gross profit	517,986,098	3,418,708,245	3,757,751,716	2,548,598,181
Operating expenses:
Product development	(103,540,114)	(683,364,752)	(417,277,574)	(274,653,604)
Sales and marketing	(116,904,683)	(771,570,907)	(516,932,144)	(317,950,533)
General and administrative	(168,627,999)	(1,112,944,794)	(779,155,362)	(513,710,546)
Total operating expenses	(389,072,796)	(2,567,880,453)	(1,713,365,080)	(1,106,314,683)
Operating income from continuing operations	128,913,302	850,827,792	2,044,386,636	1,442,283,498
Interest income	21,899,834	144,538,902	71,116,026	72,590,963
Interest expense	(15,546,307)	(102,605,627)	(100,739,360)	(30,023,098)
Investment income	553,733	3,654,635	42,523,915	8,179,567
Other income, net	38,610,648	254,830,276	203,577,688	29,380,468
Income before income tax expenses from continuing operations	174,431,210	1,151,245,978	2,260,864,905	1,522,411,398
Income tax expenses	(56,024,090)	(369,758,991)	(485,796,644)	(276,471,101)
Equity in losses of affiliated companies	(1,362,564)	(8,992,925)	(50,544,885)	(337,384)
Income from continuing operations, net of tax	117,044,556	772,494,062	1,724,523,376	1,245,602,913
Discontinued operations
Loss from discontinued operations, net of tax	(7,114)	(46,950)	(4,968,389)
Gain from disposal of discontinued operations, net of tax	4,637,026	30,604,371
Income (loss) from discontinued operations, net of tax	4,629,912	30,557,421	(4,968,389)
Net income	121,674,468	803,051,483	1,719,554,987	1,245,602,913
Add: Net loss attributable to the non-controlling interests from discontinued operations	1,675	11,055	2,432,847
Less: Net income attributable to non-controlling interests from continuing operations	(26,997,072)	(178,180,675)	(116,175,822)	(12,157,777)
Less: Net income attributable to redeemable preferred shares issued by a subsidiary and redeemable non-controlling interests from continuing operations	(1,625,893)	(10,730,895)	(13,247,741)	(4,770,940)
Net income attributable to Shanda Interactive Entertainment Limited	93,053,178	614,150,968	1,592,564,271	1,228,674,196
Income from continuing operations, net of tax, attributable to Shanda Interactive Entertainment Limited	88,421,591	583,582,492	1,595,099,813	1,228,674,196
Income (loss) from discontinued operations, net of tax, attributable to Shanda Interactive Entertainment Limited	4,631,587	30,568,476	(2,535,542)
Net income attributable to Shanda Interactive Entertainment Limited	93,053,178	614,150,968	1,592,564,271	1,228,674,196
Net income	121,674,468	803,051,483	1,719,554,987	1,245,602,913
Other comprehensive income:
Unrealized appreciation (depreciation) of marketable securities	(583,145)	(3,848,754)	6,606,990	110,007
Unrealized appreciation of investment in securities	75,758	500,000
Currency translation adjustments of the Company	14,018,392	92,521,390	122,772	(39,401,357)
Currency translation adjustments of subsidiaries	(27,801,676)	(183,491,059)	41,853,012	(144,702,343)
Comprehensive income	107,383,797	708,733,060	1,768,137,761	1,061,609,220
Comprehensive (income)/loss attributable to non-controlling interest	(28,167,466)	(185,905,273)	(148,896,893)	55,277,752
Comprehensive income attributable to Shanda Interactive Entertainment Limited	79,216,331	522,827,787	1,619,240,868	1,116,886,972
Earnings per share-Basic
Income from continuing operations attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.74	4.86	11.88	8.59																	$ 1.48	9.72	23.76	17.18
Income (loss) from discontinued operations attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.03	0.25	(0.02)																		$ 0.06	0.50	(0.04)
Net income attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.77	5.11	11.86	8.59																	$ 1.54	10.22	23.72	17.18
Earnings per share-Diluted
Income from continuing operations attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.72	4.74	11.47	8.49																	$ 1.44	9.48	22.94	16.98
Income (loss) from discontinued operations attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.03	0.25	(0.02)																		$ 0.06	0.50	(0.04)
Net income attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.75	4.99	11.45	8.49																	$ 1.5	9.98	22.90	16.98
Earnings Per ADS-Basic
Income from continuing operations attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.74	4.86	11.88	8.59																	$ 1.48	9.72	23.76	17.18
Income (loss) from discontinued operations attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.03	0.25	(0.02)																		$ 0.06	0.50	(0.04)
Net income attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.77	5.11	11.86	8.59																	$ 1.54	10.22	23.72	17.18
Earnings per ADS-Diluted
Income from continuing operations attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.72	4.74	11.47	8.49																	$ 1.44	9.48	22.94	16.98
Income (loss) from discontinued operations attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.03	0.25	(0.02)																		$ 0.06	0.50	(0.04)
Net income attributable to Shanda Interactive Entertainment Limited common shareholders	$ 0.75	4.99	11.45	8.49																	$ 1.5	9.98	22.90	16.98
Weighted average ordinary shares outstanding
Basic	120,125,785	120,125,785	134,265,829	142,991,542																	60,062,893	60,062,893	67,132,915	71,495,771
Diluted	123,075,244	123,075,244	138,503,917	144,674,902																	61,537,622	61,537,622	69,251,959	72,337,451
Weighted average ADS outstanding
Basic	120,125,785	120,125,785	134,265,829	142,991,542																	60,062,893	60,062,893	67,132,915	71,495,771
Diluted	123,075,244	123,075,244	138,503,917	144,674,902																	61,537,622	61,537,622	69,251,959	72,337,451
Share-based compensation included in:
Share-based compensation costs	$ (30,077,834)	(198,513,707)	(169,301,332)	(56,042,329)	$ (115,356)	(761,349)	(1,175,183)	(857,570)	$ (5,022,065)	(33,145,629)	(2,113,105)	(1,865,540)	$ (199,933)	(1,319,560)	(1,102,519)	(1,000,655)	$ (24,740,480)	(163,287,169)	(164,910,525)	(52,318,564)